NON-CASH TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Cash Transactions [abstract]
Schedule of Non-Cash transactions
Below is a detail of the transactions that did not involve cash flows in each fiscal year:

	2025	2024	2023
- Right of use assets and lease liabilities	903,378	382,004	203,631
- Acquisition of financed property, plant and equipment	395,861	4,006,696	997,604
- Delivery of shares – benefit plans	-	819,864	522,433